UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2004
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           21 Milk Street - 3rd Floor
                   Boston, MA 02109-5408
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         February 11, 2005
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        94
Form 13F Information Table Value Total:        $193,849


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              604059105      207     2528 SH       SOLE                     2528
Abbott Laboratories            COM              002824100     1327    28445 SH       SOLE                    28445
American Express Company       COM              025816109     4515    80096 SH       SOLE                    80096
American International Group,  COM              026874107     6392    97333 SH       SOLE                    97333
Amgen Inc.                     COM              031162100      686    10700 SH       SOLE                    10700
Anheuser-Busch Cos.            COM              035229103      284     5600 SH       SOLE                     5600
Apache Corporation             COM              037411105     2336    46185 SH       SOLE                    46185
Automatic Data Processing, Inc COM              053015103      237     5334 SH       SOLE                     5334
BHP Billiton Ltd. ADR          COM              088606108     1240    51625 SH       SOLE                    51625
BP plc ADR                     COM              055622104     4587    78549 SH       SOLE                    78549
Bank of America Corp.          COM              060505104     1422    30252 SH       SOLE                    30252
Banknorth Group, Inc.          COM              06646R107      642    17550 SH       SOLE                    17550
Berkshire Hathaway, Inc. Cl. A COM              084670108     9317      106 SH       SOLE                      106
Berkshire Hathaway, Inc. Cl. B COM              084670207    12387     4219 SH       SOLE                     4219
Bristol-Myers Squibb Co.       COM              110122108      896    34964 SH       SOLE                    34964
Buckeye Partners, L.P.         COM              118230101     2357    55700 SH       SOLE                    55700
Catellus Development Corp.     COM              149113102     1705    55713 SH       SOLE                    55713
Cedar Fair Limited Partnership COM              150185106     7450   226434 SH       SOLE                   226434
ChevronTexaco Corp.            COM              166764100     1386    26396 SH       SOLE                    26396
ChoicePoint Inc.               COM              170388102      427     9285 SH       SOLE                     9285
Citigroup Inc.                 COM              172967101     3694    76662 SH       SOLE                    76662
Citizens Communications Compan COM              17453B101      138    10000 SH       SOLE                    10000
Coach, Inc.                    COM              189754104      238     4224 SH       SOLE                     4224
Coca-Cola Company              COM              191216100     1644    39485 SH       SOLE                    39485
Colgate Palmolive Co.          COM              194162103      277     5417 SH       SOLE                     5417
Commerce Bancorp               COM              200519106     4492    69750 SH       SOLE                    69750
ConocoPhillips                 COM              20825C104     4417    50867 SH       SOLE                    50867
Devon Energy Corporation       COM              25179M103     2148    55200 SH       SOLE                    55200
Dover Corporation              COM              260003108     7691   183390 SH       SOLE                   183390
Eli Lilly & Company            COM              532457108      569    10030 SH       SOLE                    10030
Emerson Electric Co.           COM              291011104     1384    19744 SH       SOLE                    19744
Equifax, Inc.                  COM              294429105     1848    65749 SH       SOLE                    65749
Ethan Allen Interiors, Inc.    COM              297602104     4153   103775 SH       SOLE                   103775
Exxon Mobil Corporation        COM              30231G102     3043    59359 SH       SOLE                    59359
First Data Corp.               COM              319963104     1004    23604 SH       SOLE                    23604
First Financial Fund, Inc.     COM              320228109      213     9900 SH       SOLE                     9900
Gannett Co., Inc.              COM              364730101     4390    53735 SH       SOLE                    53735
General Electric Co.           COM              369604103     5271   144418 SH       SOLE                   144418
Genzyme Corp.                  COM              372917104     1394    24000 SH       SOLE                    24000
Gillette Company               COM              375766102     3579    79918 SH       SOLE                    79918
GlaxoSmithKline plc            COM              37733W105      235     4963 SH       SOLE                     4963
Healthcare Select Sector SPDR  COM              81369Y209      872    28900 SH       SOLE                    28900
Hershey Foods                  COM              427866108      222     4000 SH       SOLE                     4000
Home Depot, Inc.               COM              437076102      829    19393 SH       SOLE                    19393
IBM Corporation                COM              459200101     1321    13400 SH       SOLE                    13400
Illinois Tool Works Inc.       COM              452308109      257     2769 SH       SOLE                     2769
Inco Ltd.                      COM              453258402     1022    27775 SH       SOLE                    27775
Intel Corporation              COM              458140100      234    10000 SH       SOLE                    10000
J.P. Morgan Chase & Co.        COM              46625H100      445    11396 SH       SOLE                    11396
Johnson & Johnson              COM              478160104     6721   105981 SH       SOLE                   105981
Kinder Morgan Energy Partners, COM              494550106     3234    72960 SH       SOLE                    72960
Kinder Morgan, Inc.            COM              49455P101      523     7150 SH       SOLE                     7150
Laboratory Corp. of America    COM              50540r409     2840    57000 SH       SOLE                    57000
Leucadia National Corp.        COM              527288104     1181    17000 SH       SOLE                    17000
Loews Corp.                    COM              540424108      211     3000 SH       SOLE                     3000
M & T Bank Corp.               COM              55261F104     1661    15400 SH       SOLE                    15400
MSCI EAFE Index Fund           COM              464287465      377     2350 SH       SOLE                     2350
McCormick & Co., Inc. Non-Voti COM              579780206      309     8000 SH       SOLE                     8000
McGraw Hill Companies          COM              580645109      549     6000 SH       SOLE                     6000
Medtronic Inc.                 COM              585055106      847    17050 SH       SOLE                    17050
Merck & Co.                    COM              589331107     3908   121580 SH       SOLE                   121580
Microsoft Corporation          COM              594918104     1475    55212 SH       SOLE                    55212
Mohawk Industries Inc.         COM              608190104     4948    54225 SH       SOLE                    54225
Newmont Mining Corp.           COM              651639106     2463    55450 SH       SOLE                    55450
Pepsico, Inc.                  COM              713448108      950    18190 SH       SOLE                    18190
Pfizer Inc.                    COM              717081103     2547    94719 SH       SOLE                    94719
Procter & Gamble Company       COM              742718109     1854    33658 SH       SOLE                    33658
Progressive Corporation        COM              743315103     1042    12283 SH       SOLE                    12283
Prologis SBI                   COM              743410102      533    12300 SH       SOLE                    12300
Rayonier, Inc.                 COM              754907103     8953   183050 SH       SOLE                   183050
Regis Corp.                    COM              758932107     4077    88350 SH       SOLE                    88350
Royal Dutch Petroleum          COM              780257804      752    13104 SH       SOLE                    13104
S&P Depository Receipts        COM              78462F103     2403    19885 SH       SOLE                    19885
SBC Communications, Inc.       COM              78387G103      258    10000 SH       SOLE                    10000
Sara Lee Corp.                 COM              803111103      305    12643 SH       SOLE                    12643
Schlumberger Ltd.              COM              806857108     4247    63439 SH       SOLE                    63439
Service Corp. International    COM              817565104      514    69000 SH       SOLE                    69000
ServiceMaster Company          COM              81760N109      379    27468 SH       SOLE                    27468
Sysco Corp.                    COM              871829107      289     7576 SH       SOLE                     7576
TJX Companies, Inc.            COM              872540109     1256    50000 SH       SOLE                    50000
Target Corp.                   COM              87612E106      322     6200 SH       SOLE                     6200
Technology Select Sector SPDR  COM              81369Y803      346    16400 SH       SOLE                    16400
Telefonos de Mexico            COM              879403780      350     9132 SH       SOLE                     9132
Tenet Healthcare Corp.         COM              88033G100      170    15450 SH       SOLE                    15450
Tribune Co.                    COM              896047107      372     8820 SH       SOLE                     8820
Verizon Communications         COM              92343V104      251     6185 SH       SOLE                     6185
Vodafone Group PLC             COM              92857W100     1185    43270 SH       SOLE                    43270
Vodafone Group PLC Ord USD0.10 COM              GB0007192      325   120000 SH       SOLE                   120000
Wal-Mart Stores, Inc.          COM              931142103     1810    34260 SH       SOLE                    34260
Washington Mutual Inc.         COM              939322103     2747    64975 SH       SOLE                    64975
Washington Post ""B""          COM              939640108      295      300 SH       SOLE                      300
Wells Fargo & Company          COM              949746101     5795    93249 SH       SOLE                    93249
Wyeth                          COM              983024100      777    18245 SH       SOLE                    18245
Zimmer Holdings, Inc.          COM              98956P102      676     8436 SH       SOLE                     8436